Note 1. Business: Net Income (Loss) Per Share (Policies)	12 Months Ended
Nov. 30, 2018
Policies
Net Income (Loss) Per Share

Net Income (Loss) Per Share

In accordance with ASC 260 Earnings per Share, basic earnings per share ("EPS") is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted EPS gives effect to all dilutive potential of shares of common stock outstanding during the period using the treasury stock method (by using the average stock price for the period to determine the number of shares assumed to be purchased from the exercise of stock options or warrants), and convertible debt or convertible preferred stock, using the if-converted method. Diluted EPS excludes all dilutive potential of shares of common stock if their effect is anti-dilutive.

The following items were potentially dilutive during the years ended November 30, 2018 and 2017, but were excluded from EPS computation due to their anti-dilutive effect from the Company’s continuing losses:

	November 30, 2018	November 30, 2017
Basic weighted average shares outstanding	$ 4,510,283	$ 3,897,599
If-converted shares, related party convertible debt	-	480,822
If-converted shares, convertible debt	-	179,452
If-converted shares, warrants	348,986	-
Diluted weighted average common shares outstanding	$ 4,859,269	$ 4,557,873